Fair Value of Financial Instruments (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Line Items]
Net derivative asset	$ 1,392,406			$ 467,687	$ 1,191,354
Dilutive offering price (in Dollars per share)		$ 5
Forward purchase agreement estimate rate		50.00%	50.00%	50.00%
Fair value of warrants and redemption	223,908	$ 223,908	$ 4,506,312	$ 4,506,312
Warrants and redemption value	5,625,934	$ 5,625,934	$ 187,704	$ 187,704
Warrant liability	$ 624,055
Forward Purchase Agreement [Member]
Fair Value of Financial Instruments [Line Items]
Dilutive offering price (in Dollars per share)			$ 5	$ 5
Warrant [Member]
Fair Value of Financial Instruments [Line Items]
Discount rate	15.00%	15.00%	15.00%	15.00%
Warrant Liability [Member]
Fair Value of Financial Instruments [Line Items]
Warrants and redemption value			$ 4,777,970	$ 4,777,970